Schedule of Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes					$ (195)
U.S. federal statutory tax rate, percentage					21.00%
Other					$ 14
Other, percentage					(1.51%)
Loss before income taxes					$ 110
Changes in valuation allowances					(11.83%)
Tax credits					$ 19
Tax credits, percentage					2.01%
Changes in valuation allowances					$ 824
Changes in valuation allowances, percentage					(88.96%)
Change in fair value					$ (1,147)
Change in fair value, percentage					123.83%
Stock-based compensation					$ (26)
Stock-based compensation, percentage					2.81%
Loss on extinguishment of debt					$ 82
Loss on extinguishment of debt, percentage					(8.86%)
162(m) Limitation					$ 88
162 m Limitation, percentage					(9.48%)
Other					$ 58
Other, percentage					(6.23%)
Changes in unrecognized tax benefits					$ 4
Changes in unrecognized tax benefits, percentage					(0.41%)
Loss before income taxes					$ 139
Stock-based compensation related deferred tax asset adjustmentst, percentage					(15.04%)
Prior year true ups					$ 31
Prior year true ups, percentage					(3.31%)
Loss before income taxes			$ 4		$ 3	$ 31
Provision for Income tax, percentage					(0.35%)
Loss before income taxes	$ (2,849)	$ (3,786)	$ (3,717)	$ (4,039)	$ (925)	(15,351)
Prior Adoption of ASU 202309 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes						$ (3,224)
U.S. federal statutory tax rate, percentage						21.00%
Loss before income taxes						$ 20
Statutory tax rate difference between Canada and United States, percentage						(0.13%)
Loss before income taxes						$ 1,834
Changes in valuation allowances						(11.94%)
Loss before income taxes						$ 450
Stock-based compensation related deferred tax asset adjustmentst, percentage						(2.93%)
Loss before income taxes						$ 31
Provision for Income tax, percentage						(0.20%)
Loss before income taxes						$ (15,352)
Loss before income taxes						$ (357)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent						2.33%
Loss before income taxes						$ 132
Effective income tax rate reconciliation permanent differences percentage						(0.86%)
Loss before income taxes						$ 1,282
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent						(8.35%)
Loss before income taxes						$ 62
Effective Income Tax Rate Reconciliation, Tax Credit, Percent						0.40%
Loss before income taxes						$ (43)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent						0.28%
NEPAL
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes					$ (4)
Statutory tax rate difference between Canada and United States, percentage					0.38%
CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes					$ 44
Statutory tax rate difference between Canada and United States, percentage					(4.73%)